UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
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hours per response: 5.6

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22067

AGIC Global Equity & Convertible Income Fund

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	August 31, 2011

Date of Reporting Period:	November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

COMMON STOCK—80.9%
Australia—3.2%
	Airlines—0.4%
152,554	Qantas Airways Ltd. (a)	$384,135

	Biotechnology—0.5%
17,462	CSL Ltd. (b)	583,758

	Commercial Banks—0.8%
19,579	Commonwealth Bank of Australia	904,583

	Construction & Engineering—0.4%
14,173	Leighton Holdings Ltd.	427,518

	Diversified Financial Services—0.5%
139,994	Challenger, Ltd.	591,880

	Metals & Mining—0.6%
13,924	BHP Billiton Ltd.	572,786
58,602	OneSteel Ltd.	140,172

		712,958

Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG (a)	47,987

	Metals & Mining—0.1%
2,316	Voestalpine AG	94,041

Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	178,845

Brazil—0.9%
	Metals & Mining—0.9%
32,439	Vale S.A. - Cl. B - ADR	1,027,668

Canada—0.5%
	Communications Equipment—0.5%
9,100	Research In Motion Ltd. (a)	562,835

China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	157,922

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	66,498

Denmark—0.2%
	Construction & Engineering—0.2%
2,000	FLSmidth & Co. AS	164,759

Finland—0.3%
	Communications Equipment—0.1%
7,353	Nokia Oyj	68,192

	Food & Staples Retailing—0.2%
4,984	Kesko Oyj - Cl. B	229,427

France—2.5%
	Airlines—0.1%
4,355	Air France - KLM (a)	76,319

	Automobiles—0.4%
9,874	Peugeot S.A. (a)	368,028
1,838	Renault S.A. (a)	96,532

		464,560

	Commercial Banks—0.4%
4,922	BNP Paribas	291,964
12,598	Credit Agricole S.A.	154,375

		446,339

	Diversified Telecommunication—0.8%
47,233	France Telecom S.A. (b)	960,607

	Electrical Equipment—0.2%
4,912	Alstom S.A.	202,644

	Household Durables—0.2%
2,043	SEB S.A.	188,927

	Metals & Mining—0.1%
3,088	ArcelorMittal	97,614

	Oil, Gas & Consumable Fuels—0.3%
8,490	Total S.A.	413,283

Germany—2.6%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG (a)	504,211

	Automobiles—1.3%
17,212	Daimler AG (a)(b)	1,114,712
3,950	Porsche Automobile Holding SE	296,357

		1,411,069

	Chemicals—0.5%
7,688	K+S AG	513,348

	Industrial Conglomerates—0.1%
1,496	Siemens AG	163,523

	Metals & Mining—0.1%
1,548	Salzgitter AG	99,489

	Multi-Utilities—0.0%
568	RWE AG	35,386

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

	Semiconductors & Semiconductor Equipment—0.2%
2,911	Aixtron AG	$88,392
15,947	Infineon Technologies AG (a)	141,524

		229,916

Greece—0.0%
	Commercial Banks—0.0%
4,039	National Bank of Greece S.A. (a)	33,711

Hong Kong—2.2%
	Airlines—0.5%
197,000	Cathay Pacific Airways Ltd.	572,137

	Diversified Financial Services—0.2%
8,000	Hong Kong Exchanges & Clearing Ltd.	181,881

	Electric Utilities—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	262,558

	Industrial Conglomerates—0.1%
3,600	Jardine Matheson Holdings Ltd.	155,576

	Marine—0.1%
10,500	Orient Overseas International Ltd.	101,552

	Paper & Forest Products—0.1%
112,000	Lee & Man Paper Manufacturing Ltd.	88,077

	Real Estate Management & Development—0.8%
41,000	Hang Lung Group Ltd.	262,827
118,000	New World Development Ltd.	232,245
28,000	Swire Pacific Ltd. - Cl. A	428,760

		923,832

	Semiconductors & Semiconductor Equipment—0.1%
16,500	ASM Pacific Technology Ltd.	156,315

	Specialty Retail—0.1%
19,981	Esprit Holdings Ltd.	95,655

Ireland—0.0%
	Banks—0.0%
20,740	Anglo Irish Bank Corp. PLC (a)(c)	270

	Insurance—0.0%
9,738	Irish Life & Permanent PLC (a)	12,700

Italy—0.6%
	Electric Utilities—0.2%
54,358	Enel SpA	256,106

	Household Durables—0.1%
14,735	Indesit Co. SpA	150,660

	Oil, Gas & Consumable Fuels—0.3%
13,395	ENI SpA	270,298

Japan—5.6%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	104,637

	Commercial Banks—0.3%
169,000	Hokuhoku Financial Group, Inc.	308,099

	Computers & Peripherals—0.1%
13,000	Toshiba Corp.	67,471

	Consumer Finance—0.1%
490	ORIX Corp.	41,754
13,600	Promise Co., Ltd.	76,374

		118,128

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	95,110

	Electronic Equipment, Instruments—0.4%
3,500	FUJIFILM Holdings Corp.	117,044
5,500	Mitsumi Electric Co., Ltd.	99,448
23,000	Nippon Chemi-Con Corp. (a)	98,304
14,000	Star Micronics Co., Ltd.	137,841

		452,637

	Health Care Equipment & Supplies—0.2%
7,000	Olympus Corp.	196,107

	Household Durables—0.4%
13,300	Sony Corp.	471,052

	Leisure Equipment & Products—0.5%
5,000	Nikon Corp.	97,775
7,900	Sankyo Co., Ltd.	417,530

		515,305

	Machinery—0.2%
5,000	Glory Ltd.	118,436
4,700	Shima Seiki Manufacturing Ltd.	102,661

		221,097

	Marine—0.5%
71,000	Mitsui OSK Lines Ltd.	486,997
32,000	Nippon Yusen KK	139,299

		626,296

	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	136,223
43,000	Nippon Steel Corp.	141,936
56,000	Sumitomo Metal Industries Ltd.	135,536

		413,695

	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	107,996
3,300	Daiichi Sankyo Co., Ltd.	71,297

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

		$179,293

	Real Estate Management & Development—0.1%
2,000	Daito Trust Construction Co., Ltd.	123,444

	Road & Rail—0.1%
1,700	East Japan Railway Co.	101,401

	Software—0.1%
300	Nintendo Co., Ltd.	81,261

	Specialty Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	52,089

	Tobacco—0.0%
16	Japan Tobacco, Inc.	54,348

	Trading Companies & Distribution—1.6%
54,000	ITOCHU Corp.	499,613
70,000	Marubeni Corp.	452,652
26,000	Mitsui & Co., Ltd.	405,054
36,900	Sumitomo Corp.	479,883

		1,837,202

	Wireless Telecommunication Services—0.2%
50	KDDI Corp.	285,016

Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV (a)	128,611

New Zealand—0.1%
	Construction Materials—0.1%
27,259	Fletcher Building Ltd.	160,937

Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	499,238

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA	58,130

Singapore—1.2%
	Airlines—0.4%
40,000	Singapore Airlines Ltd.	466,254

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp.	270,370

	Distributors—0.2%
9,000	Jardine Cycle & Carriage Ltd.	252,019

	Electronic Equipment, Instruments—0.2%
26,000	Venture Corp. Ltd.	177,226

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	90,744

	Transportation Infrastructure—0.1%
29,200	SATS Ltd.	63,369

Spain—1.2%
	Construction & Engineering—0.4%
9,221	ACS Actividades de Construccion y Servicios S.A.	405,796
2,822	Sacyr Vallehermoso S.A. (a)	14,371

		420,167

	Diversified Telecommunication—0.8%
45,274	Telefonica S.A.	964,253

Sweden—1.3%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	189,614
4,200	Swedbank AB - Cl. A (a)	53,116

		242,730

	Household Durables—0.1%
5,400	Electrolux AB	128,366

	Machinery—0.6%
20,200	Sandvik AB	342,078
16,000	Trelleborg AB - Cl. B	154,382
14,200	Volvo AB - Cl. B (a)	206,435

		702,895

	Specialty Retail—0.4%
13,200	Hennes & Mauritz AB - Cl. B	446,552

Switzerland—1.3%
	Biotechnology—0.3%
5,878	Actelion Ltd. (a)	310,249

	Capital Markets—0.1%
2,773	Credit Suisse Group AG	103,244

	Insurance—0.7%
3,450	Zurich Financial Services AG (b)	772,969

	Textiles, Apparel & Luxury Goods—0.2%
656	Swatch Group AG	265,171

United Kingdom—7.5%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	61,447

	Capital Markets—0.1%
17,856	3i Group PLC	83,050

	Commercial Banks—0.4%
50,729	Barclays PLC	204,065
18,343	Lloyds TSB Group PLC (a)	17,345
51,937	Royal Bank of Scotland Group PLC (a)	30,487
9,470	Standard Chartered PLC	255,414

		507,311

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

	Commercial Services & Supplies—0.3%
13,579	Aggreko PLC	$310,003

	Food & Staples Retailing—0.3%
92,742	WM Morrison Supermarkets PLC (b)	393,298

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC (a)	41,627
4,730	Smiths Group PLC	83,946

		125,573

	Insurance—0.5%
253,484	Old Mutual PLC	467,701
45,432	Standard Life PLC	142,488

		610,189

	Machinery—0.2%
17,900	Charter International PLC	190,757

	Metals & Mining—1.8%
6,416	Anglo American PLC	281,730
36,554	BHP Billiton PLC (b)	1,300,485
5,372	Rio Tinto PLC	342,901
4,527	Xstrata PLC	90,997

		2,016,113

	Multiline Retail—0.7%
26,858	Marks & Spencer Group PLC	156,073
21,928	Next PLC	687,336

		843,409

	Oil, Gas & Consumable Fuels—1.9%
16,993	BG Group PLC	307,597
	Royal Dutch Shell PLC,
16,201	Class A	488,865
45,399	Class B (b)	1,351,052

		2,147,514

	Professional Services—0.1%
14,108	Michael Page International PLC	104,795

	Specialty Retail—0.1%
72,326	Howden Joinery Group PLC (a)	104,037
16,621	Game Group PLC	17,883

		121,920

	Tobacco—0.5%
14,650	British American Tobacco PLC (b)	532,504

	Wireless Telecommunication Services—0.4%
165,068	Vodafone Group PLC	412,332

United States—48.6%
	Aerospace & Defense—0.6%
10,300	L-3 Communications Holdings, Inc.	724,399

	Auto Components—1.0%
31,200	Johnson Controls, Inc.	1,136,928

	Automobiles—1.3%
90,200	Ford Motor Co. (a)(b)	1,437,788

	Beverages—2.2%
20,100	Coca-Cola Co. (b)	1,269,717
15,600	Molson Coors Brewing Co. - Cl. B	743,340
7,600	PepsiCo, Inc.	491,188

		2,504,245

	Biotechnology—0.7%
22,800	Gilead Sciences, Inc. (a)	832,200

	Capital Markets—1.0%
31,248	Lazard Ltd. - Cl. A	1,118,991

	Commercial Services & Supplies—0.3%
8,780	Avery Dennison Corp.	329,601

	Communications Equipment—3.4%
5,266	Aviat Networks, Inc. (a)	21,801
44,800	Cisco Systems, Inc. (a)	858,368
5,984	EchoStar Corp. - Cl. A (a)	120,698
21,200	Harris Corp.	937,888
34,200	Juniper Networks, Inc. (a)	1,163,484
17,000	Qualcomm, Inc.	794,580

		3,896,819

	Computers & Peripherals—2.2%
4,300	Apple, Inc. (a)(b)	1,337,945
51,700	EMC Corp. (a)(b)	1,111,033

		2,448,978

	Diversified Financial Services—0.8%
24,837	JP Morgan Chase & Co.	928,407

	Diversified Telecommunication Services—0.8%
6,769	Frontier Communications Corp.	61,598
28,200	Verizon Communications, Inc.	902,682

		964,280

	Electric Utilities—0.9%
13,855	Entergy Corp.	987,030

	Electronic Equipment, Instruments & Components—0.6%
14,000	Amphenol Corp. - Cl. A	700,420

	Energy Equipment & Services—2.9%
9,700	Diamond Offshore Drilling, Inc.	628,172
15,500	National Oilwell Varco, Inc. (b)	949,995
21,700	Schlumberger Ltd.	1,678,278

		3,256,445

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares				Value*

		Food Products—0.5%
20,500		Archer-Daniels-Midland Co.		$594,295

		Health Care Equipment & Supplies—1.5%
15,600		Baxter International, Inc.		757,380
3,680		Intuitive Surgical, Inc. (a)		957,867

				1,715,247

		Health Care Providers & Services—2.4%
23,000		CIGNA Corp.		846,630
15,000		McKesson Corp.		958,500
14,600		Medco Health Solutions, Inc. (a)		895,272

				2,700,402

		Hotels, Restaurants & Leisure—1.0%
15,000		McDonald’s Corp.		1,174,500

		Household Products—0.9%
16,500		Procter & Gamble Co.		1,007,655

		Independent Power Producers & Energy Traders—1.0%
12,500		Constellation Energy Group, Inc.		354,500
38,461		NRG Energy, Inc. (a)		745,374

				1,099,874

		Industrial Conglomerates—1.8%
62,026		General Electric Co.		981,872
45,800		Textron, Inc.		1,024,088

				2,005,960

		Insurance—2.0%
46,000		Genworth Financial, Inc. - Cl. A (a)		536,360
11,760		MetLife, Inc.		448,644
17,000		Prudential Financial, Inc.		861,560
19,230		XL Group PLC - Cl. A		378,062

				2,224,626

		Internet Software & Services—1.0%
2,000		Google, Inc. - Cl. A (a)		1,111,420

		IT Services—0.9%
7,500		International Business Machines Corp.		1,060,950

		Machinery—2.7%
18,700		AGCO Corp. (a)		844,118
14,200		Deere & Co.		1,060,740
14,900		Joy Global, Inc. (b)		1,137,168

				3,042,026

		Media—0.5%
29,919		DISH Network Corp. - Cl. A (a)		550,210

		Metals & Mining—1.5%
16,250		Freeport-McMoRan Copper & Gold, Inc. (b)		1,646,450

		Multiline Retail—1.0%
19,500		Target Corp.		1,110,330

		Multi-Utilities—1.2%
28,169		PG&E Corp.		1,321,971

		Oil, Gas & Consumable Fuels—2.0%
5,500		Occidental Petroleum Corp.		484,935
23,900		Peabody Energy Corp.		1,405,559
18,800		Valero Energy Corp.		366,224

				2,256,718

		Pharmaceuticals—4.3%
16,000		Abbott Laboratories		744,160
43,300		Bristol-Myers Squibb Co.		1,092,892
18,224		Johnson & Johnson		1,121,687
43,391		Merck & Co., Inc.		1,495,688
21,955		Mylan, Inc. (a)		429,550

				4,883,977

		Semiconductors & Semiconductor Equipment—1.8%
48,000		Intel Corp.		1,013,760
33,900		Texas Instruments, Inc.		1,078,020

				2,091,780

		Software—1.9%
44,500		Microsoft Corp.		1,121,845
36,900		Oracle Corp. (b)		997,776

				2,119,621

		Total Common Stock (cost—$133,839,795)		91,543,509

Shares (000s)			Credit Rating (Moody’s/S&P)

CONVERTIBLE PREFERRED STOCK—11.2%
		Airlines—0.4%
11		Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	465,142

		Automobiles—0.4%
60		General Motors Corp., 6.25%, 7/15/33, Ser. C (a)	WR/NR	457,800

		Banks—0.2%
4		Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals Industries Ltd.) (d)	A1/A+	187,122

		Capital Markets—0.2%
		Lehman Brothers Holdings, Inc. (c)(d)(e),
42		6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	135,833
9		28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	126,771

				262,604

		Commercial Banks—0.4%
2		Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	Ba1/BB	225,214
—	(g)	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Ba1/A-	246,750

				471,964

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value*

	Commercial Services & Supplies—1.1%
29	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	$1,205,313

	Consumer Finance—0.3%
1	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	394,801

	Diversified Financial Services—2.4%
5	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	220,800
	Bank of America Corp.,
1	7.25%, 1/30/13, Ser. L (f)	Ba3/BB	465,000
7	10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (d)	A2/A	468,565
4	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	525,000
18	Credit Suisse Securities USA LLC, 8.00%, 9/20/11 (Bristol-Myers Squibb Co.) (d)	Aa2/A	457,892
41	JP Morgan Chase & Co., 10.00%, 1/20/11 (Symantec Corp.) (d)	Aa3/A+	627,227

			2,764,484

	Food Products—1.2%
11	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	430,122
10	Bunge Ltd., 4.875%, 12/1/11 (f)	Ba1/BB	907,500

			1,337,622

	Household Durables—0.2%
4	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	189,200

	Insurance—0.8%
22	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	152,865
5	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	371,228
14	XL Group Ltd., 10.75%, 8/15/11	Baa2/BBB-	391,272

			915,365

	Multi-Utilities—1.3%
30	AES Trust III, 6.75%, 10/15/29	B3/B	1,447,500

	Oil, Gas & Consumable Fuels—0.8%
5	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(h)(i)	NR/NR	376,000
7	Chesapeake Energy Corp., 5.00%, 11/15/10 (f)	NR/B	537,675

			913,675

	Real Estate Investment Trust—1.5%
11	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	251,236
60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (a)(f)	Caa3/C	1,440,000

			1,691,236

	Total Convertible Preferred Stock (cost-$18,220,509)		12,703,828

Principal
Amount
(000s)

CONVERTIBLE BONDS & NOTES —7.1%
	Auto Components—0.5%
$325	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	610,188

	Electrical Equipment—0.8%
400	EnerSys, 3.375%, 6/1/38 (j)	B2/BB	446,500
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	478,125

			924,625

	Energy Equipment & Services—0.3%
375	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (j)	NR/B+	337,988

	Hotels, Restaurants & Leisure—0.5%
550	MGM Resorts International, 4.25%, 4/15/15 (h)(i)	Caa1/CCC+	547,250

	Internet Software & Services—0.3%
275	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	313,844

	IT Services—0.4%
475	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	489,250

	Machinery—0.4%
250	Titan International, Inc., 5.625%, 1/15/17 (h)(i)	NR/B+	450,000

	Media—1.2%
	Liberty Media LLC,
310	3.125%, 3/30/23	B1/BB-	342,550
1,000	3.50%, 1/15/31	B1/BB-	530,000
400	Regal Entertainment Group, 6.25%, 3/15/11 (h)(i)	NR/NR	407,000

			1,279,550

	Pharmaceuticals—0.8%
250	Teva Pharmaceutical Finance Co. BV, 1.75%, 2/1/26	A3/A-	268,438
345	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (h)(i)	NR/NR	666,712

			935,150

	Real Estate Investment Trust—0.4%
400	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	440,000

	Semiconductors & Semiconductor Equipment—1.0%
600	Micron Technology, Inc., 1.875%, 6/1/14	NR/B	552,750
600	SunPower Corp., 4.75%, 4/15/14	NR/NR	529,500

			1,082,250

	Thrifts & Mortgage Finance—0.5%
	MGIC Investment Corp.,
200	5.00%, 5/1/17	NR/CCC+	215,500
395	9.00%, 4/1/63 (h)(i)	Caa3/CC	403,887

			619,387

	Total Convertible Bonds & Notes (cost-$8,255,949)		8,029,482

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Units		Value*

WARRANTS (a)—0.0%
	Electronic Equipment, Instruments—0.0%
3,050	Kingboard Chemical Holdings Ltd., expires 10/31/12 (cost-$361)	$1,858

Principal
Amount
(000s)

SHORT-TERM INVESTMENT—0.7%
	Time Deposit — 0.7%
$770	Bank of America - London, 0.03%, 12/1/10 (cost-$770,473)	770,473

	Total Investments before call options written (cost-$161,087,087)—99.9%	113,049,150

Contracts

CALL OPTIONS WRITTEN (a)—(0.1)%
30	Apple, Inc., strike price $320, expires 12/18/10	(13,650)
140	Coca-Cola Co., strike price $65, expires 12/18/10	(3,500)
630	Ford Motor Co., strike price $18, expires 12/18/10	(3,780)
45	Freeport-McMoRan Copper & Gold, Inc., strike price $110, expires 12/18/10	(5,445)
105	Joy Global, Inc., strike price $85, expires 12/18/10	(6,510)
25	National Oilwell Varco, Inc., strike price $65, expires 12/18/10	(1,925)
260	Oracle Corp., strike price $29, expires 12/18/10	(3,640)

	Total Call Options Written (premiums received-$71,437)	(38,450)

	Total Investments net of call options written
	(cost-$161,015,650) (k)—99.8%	113,010,700

	Other assets less other liabilities—0.2%	197,034

	Net Assets—100.0%	$113,207,734

At November 30, 2010, the cost basis of portfolio securities for federal income tax purposes is $161,936,520. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,968,592; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $(53,855,962); and net unrealized depreciation for federal income tax purposes is $(48,887,370). The difference between book and tax cost is attributable to wash sales.

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Non-income producing.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(c)	Fair-Valued—Securities with an aggregate value of $262,874, representing 0.2% of net assets.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(e)	In default.
(f)	Perpetual maturity. Maturity date shown is the first call date.
(g)	Less than 500 shares.
(h)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $2,850,849, representing 2.5% of net assets.
(i)

144A─Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(j)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(k)	Securities with an aggregrate value of $34,968,193, representing 30.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:
ADR — American Depository Receipt
NR — Not Rated
REIT — Real Estate Investment Trust
WR — Withdrawn Rating

Other Investments:
Transactions in options written for the three months ended November 30, 2010:

	Contracts	Premiums

Options outstanding, August 31, 2010	45,321	$85,226
Options written	3,710	258,118
Options terminated in closing purchase transactions	(3,930)	(196,058)
Options expired	(43,866)	(75,849)

Options outstanding, November 30, 2010	1,235	$71,437

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during three months ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for the international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds and notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

AGIC Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2010 in valuing Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value at 11/30/10

Investments in Securities - Assets
Common Stock:
Australia	–	$3,604,832	–	$3,604,832
Austria	–	142,028	–	142,028
Belgium	–	178,845	–	178,845
China	–	224,420	–	224,420
Denmark	–	164,759	–	164,759
Finland	–	297,619	–	297,619
France	–	2,850,293	–	2,850,293
Germany	–	2,956,942	–	2,956,942
Greece	–	33,711	–	33,711
Hong Kong	–	2,537,583	–	2,537,583
Ireland	–	12,700	$270	12,970
Italy	–	677,064	–	677,064
Japan	–	6,303,688	–	6,303,688
Netherlands	–	128,611	–	128,611
New Zealand	–	160,937	–	160,937
Norway	–	557,368	–	557,368
Singapore	–	1,319,982	–	1,319,982
Spain	–	1,384,420	–	1,384,420
Sweden	–	1,520,543	–	1,520,543
Switzerland	–	1,451,633	–	1,451,633
United Kingdom	–	8,460,215	–	8,460,215
All other	$56,575,046	–	–	56,575,046
Convertible Preferred Stock:
Banks	–	187,122	–	187,122
Capital Markets	–	–	262,604	262,604
Diversified Financial Services	1,210,800	1,553,684	–	2,764,484
Oil, Gas & Consumable Fuels	537,675	376,000		913,675
All other	8,575,943	–	–	8,575,943
Convertible Bonds & Notes		8,029,482	–	8,029,482
Warrants	1,858	–	–	1,858
Short-Term Investment	–	770,473	–	770,473

Total Investments in Securities-Assets	$66,901,322	$45,884,954	$262,874	$113,049,150

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(38,450)	–	–	$(38,450)

Total Investments	$66,862,872	$45,884,954	$262,874	$113,010,700

There were no significant transfers between Levels 1 and 2 during the three months ended November 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended November 30, 2010, was as follows:

	Beginning Balance 8/31/10	Net Puchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 11/30/10

Investments in Securities - Assets
Common Stock:
Ireland	$264	—	$6	—	—	$270
Convertible Preferred Stock:
Capital Markets	262,604	—	—	—	—	262,604

Total Investments	$262,868	—	$6	—	—	$262,874

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at November 30, 2010, was $6.

*There were no transfers into or out of Level 3 during the three months ended November 30, 2010.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Global Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 21, 2011